Leases - Schedule of Minimum Lease Payments in Future Periods (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Minimum Lease Payments in Future Periods [Abstract]
2027	$ 258,094
2028	49,580
2029
Total minimum lease payments	307,674
Less: imputed interest	(11,863)
Total:	$ 295,811	$ 544,415